Net interest income (Tables)	12 Months Ended
Dec. 31, 2012
Net interest income
in	2012	2011	2010

Net interest income (CHF million)

Loans	4,876	4,889	5,268

Investment securities	64	97	95

Trading assets	11,945	11,695	14,056

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,940	3,265	2,666

Other	2,280	3,056	3,448

Interest and dividend income	22,105	23,002	25,533

Deposits	(1,353)	(1,694)	(1,601)

Short-term borrowings	(184)	(69)	(63)

Trading liabilities	(6,833)	(7,125)	(9,011)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,677)	(1,621)	(1,637)

Long-term debt	(4,632)	(5,659)	(6,333)

Other	(276)	(401)	(347)

Interest expense	(14,955)	(16,569)	(18,992)

Net interest income	7,150	6,433	6,541

Bank
Net interest income
in	2012	2011	2010

Net interest income (CHF million)

Loans	4,333	4,333	4,715

Investment securities	52	74	68

Trading assets	11,949	11,700	14,073

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,940	3,265	2,667

Other	2,285	3,065	3,462

Interest and dividend income	21,559	22,437	24,985

Deposits	(1,332)	(1,669)	(1,573)

Short-term borrowings	(71)	(69)	(63)

Trading liabilities	(6,833)	(7,125)	(9,017)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,676)	(1,621)	(1,637)

Long-term debt	(4,554)	(5,537)	(6,161)

Other	(276)	(402)	(344)

Interest expense	(14,742)	(16,423)	(18,795)

Net interest income	6,817	6,014	6,190